Loans And Allowance For Credit Losses (Changes In The Allowance For Credit Losses By Portfolio Segment And Recorded Investment In Loans By Portfolio Segment) (Details) (JPY ¥)
In Millions, unless otherwise specified
	6 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	¥ 1,240,456		¥ 1,315,615
Provision for credit losses	89,342		186,314
Charge-offs	(117,598)		(215,169)
Less-Recoveries	22,679		22,250
Net charge-offs			(192,919)
Others	(6,722)	[1]	(14,739)	[1]
Balance at end of period	1,228,157		1,294,271
Allowance for credit losses, Total	1,228,157		1,294,271
Loans by portfolio segment, Total	86,967,194	[2]			87,539,684	[2]
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	895,611
Provision for credit losses	69,300
Charge-offs	(65,294)
Less-Recoveries	19,061
Others	(5,909)	[1]
Balance at end of period	912,769
Allowance for credit losses, Total	912,769
Loans by portfolio segment, Total	66,409,107	[2]			66,555,211	[2]
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	165,215
Provision for credit losses	16,404
Charge-offs	(12,322)
Less-Recoveries	113
Balance at end of period	169,410
Allowance for credit losses, Total	169,410
Loans by portfolio segment, Total	15,760,046	[2]			16,150,015	[2]
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	82,607
Provision for credit losses	19,695
Charge-offs	(23,926)
Less-Recoveries	889
Balance at end of period	79,265
Allowance for credit losses, Total	79,265
Loans by portfolio segment, Total	807,330	[2]			872,043	[2]
UNBC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	97,023
Provision for credit losses	(16,057)
Charge-offs	(16,056)
Less-Recoveries	2,616
Others	(813)	[1]
Balance at end of period	66,713
Allowance for credit losses, Total	66,713
Loans by portfolio segment, Total	3,990,711	[2]			3,962,415	[2]
Allowance For Credit Losses [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Individually evaluated for impairment	775,437				731,133
Allowance for credit losses, Collectively evaluated for impairment	412,012				474,338
Allowance for credit losses, Loans acquired with deteriorated credit quality	40,708				34,985
Allowance For Credit Losses [Member] | Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Individually evaluated for impairment	630,901				587,863
Allowance for credit losses, Collectively evaluated for impairment	245,624				277,130
Allowance for credit losses, Loans acquired with deteriorated credit quality	36,244				30,618
Allowance For Credit Losses [Member] | Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Individually evaluated for impairment	90,196				86,514
Allowance for credit losses, Collectively evaluated for impairment	76,382				76,734
Allowance for credit losses, Loans acquired with deteriorated credit quality	2,832				1,967
Allowance For Credit Losses [Member] | Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Individually evaluated for impairment	50,720				46,963
Allowance for credit losses, Collectively evaluated for impairment	28,205				35,265
Allowance for credit losses, Loans acquired with deteriorated credit quality	340				379
Allowance For Credit Losses [Member] | UNBC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Individually evaluated for impairment	3,620				9,793
Allowance for credit losses, Collectively evaluated for impairment	61,801				85,209
Allowance for credit losses, Loans acquired with deteriorated credit quality	1,292				2,021
Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans, Individually evaluated for impairment	1,910,981				1,848,348
Loans, Collectively evaluated for impairment	84,805,744				85,419,427
Loans acquired with deteriorated credit quality	250,469				271,909
Loans [Member] | Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans, Individually evaluated for impairment	1,405,263				1,341,679
Loans, Collectively evaluated for impairment	64,885,312				65,094,068
Loans acquired with deteriorated credit quality	118,532				119,464
Loans [Member] | Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans, Individually evaluated for impairment	315,472				300,756
Loans, Collectively evaluated for impairment	15,423,084				15,826,839
Loans acquired with deteriorated credit quality	21,490				22,420
Loans [Member] | Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans, Individually evaluated for impairment	151,699				150,716
Loans, Collectively evaluated for impairment	640,203				704,851
Loans acquired with deteriorated credit quality	15,428				16,476
Loans [Member] | UNBC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans, Individually evaluated for impairment	38,547				55,197
Loans, Collectively evaluated for impairment	3,857,145				3,793,669
Loans acquired with deteriorated credit quality	¥ 95,019				¥ 113,549

[1]	Others principally include gains from foreign exchange translation.
[2]	Total loans in the above table do not include loans held for sale.